Long-term debt	6 Months Ended
Jun. 30, 2026
Long-Term Debt and Trust Preferred Securities [Abstract]
Long-term debt	Long-term debt

in € m.	Jun 30, 2026	Dec 31, 2025
Senior debt:
Bonds and notes
Fixed rate	61,805	67,920
Floating rate	13,145	12,281
Other	29,022	26,256
Subordinated debt:
Bonds and notes
Fixed rate	7,312	8,212
Floating rate	—	—
Other	70	85
Total long-term debt	111,352	114,754